Basis of preparation and presentation (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Basis Of Preparation And Presentation Explanatory [Abstract]
Schedule of consolidated financial statements
		Ownership %
		2021	2020	2019
Jaborandi Agrícola Ltda.	Jaborandi Agrícola (e)	-	99.99	99.99
Imobiliária Jaborandi Ltda.	Jaborandi	99.99	99.99	99.99
Imobiliária Cremaq Ltda.	Cremaq	99.99	99.99	99.99
Imobiliária Engenho Ltda.	Engenho	99.99	99.99	99.99
Imobiliária Araucária Ltda.	Araucária	99.99	99.99	99.99
Imobiliária Mogno Ltda.	Mogno	99.99	99.99	99.99
Imobiliária Cajueiro Ltda.	Cajueiro	99.99	99.99	99.99
Imobiliária Ceibo Ltda.	Ceibo	99.99	99.99	99.99
Imobiliária Flamboyant Ltda.	Flamboyant	99.99	99.99	99.99
Palmeiras S.A.	Palmeiras	99.99	99.99	99.99
Agropecuaria Morotí S.A.	Moroti	99.99	99.99	99.99
Agrifirma Agro Ltda.	Agrifirma (b)	99.99	99.99	-
Agrifirma Bahia Agropecuária Ltda.	Bahia (a)	99.99	99.99	-
I.A. Agro Ltda.	I.A. Agro (a)	99.99	99.99	-
GL Empreendimentos e Participações Ltda.	GL (a)	99.99	99.99	-
Agrifirma Delaware LLC	Delaware (a)	100	100	-
Agropecuaria Acres Del Sud S.A.	Acres (c)	100	-	-
Ombú Agropecuaria S.A.	Ombú (c)	100	-	-
Yuchán Agropecuaria S.A.	Yuchán (c)	100	-	-
Yatay Agropecuaria S.A.	Yatay (c)	100	-	-
Avante Comercializadora S.A.	Avante (d)	100	-	-

(a)	Subsidiaries of Agrifirma – indirect control.
(b)	The corporate name of the subsidiary Agrifirma, which was acquired on January 27, 2020, was changed from Agrifirma Brasil Agropecuária S.A. to Agrifirma Agro Ltda on June 10, 2020.
(c)	Subsidiaries acquired in Bolivia (Note 1.3).
(d)	Company established on May 14, 2021, see Note 11.
(e)	Merged into the subsidiary Agrifirma on June 1, 2021, see Note 1.4.

Schedule of depreciation rate
	Annual depreciation rates %
	2021	2020	2019
Buildings and improvements	3	2-25	2-25
Equipment and facilities	7	10	5-10
Vehicles and agricultural machinery	7	13-20	13-20
Furniture and fixtures	10	10	10
Opening of areas	5	5-20	5-20
Permanent cultures	20	16-27	16-27

Schedule of initial adoption of IFRS 16
	As previously stated	Reclassifications (Note 2.1)	Reclassified	Impacts - IFRS 16	After adoption of IFRS 16
Assets
Right-of-use of leases (Note 13)	-	-	-	92,794	92,794
Other assets	1,357,614	-	1,357,614	-	1,357,614

Total	1,357,614	-	1,357,614	92,794	1,450,408

Liabilities and shareholders’ equity
Lease payable (Note 14)	-	47,446	47,446	92,794	140,240
Trade account payables and other liabilities	138,654	(26,249)	112,405	-	112,405
Financial lease	21,197	(21,197)	-	-	-
Related-party transactions	2,405	-	2,405	-	2,405
Other liabilities	314,825	-	314,825	-	314,825
Shareholders’ Equity	880,533	-	880,533	-	880,533

Total	1,357,614	-	1,357,614	92,794	1,450,408

Schedule of reclassifications on the statement of financial position
	6/30/2018	Category
Financial Instruments	Consolidated	IAS 39	IFRS 9
Trade accounts receivable	57,185	Loans and receivables	Amortized cost
Transactions with Related Parties	1,66	Loans and receivables	Amortized cost
Trade accounts payable	48,518	Financial liabilities at amortized cost	Amortized cost
Loans and financing	255,805	Financial liabilities at amortized cost	Amortized cost